Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Accrued revenue share	$ 16,365	$ 16,921
Accrued marketing expenses	19,737	35,311
Accrued payroll and related benefits	13,751	13,653
Accrued professional fees	1,455	2,706
Deferred revenue	1,757	1,553
Accrued tax liability	1,233	1,092
Holdback liabilities	0	6,885
Other liabilities	5,016	7,659
Accrued expenses and other current liabilities	$ 59,314	$ 85,780